NOTES PAYABLE AND DERIVATIVE LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Summary of Convertible Promissory Notes

	June 30, 2021	December 31, 2020
Mob-Fox US LLC (b)	$–	$30,000
Dr. Salkind, et al	2,700,000	2,550,000
Small Business Administration (a)	150,000	415,842
Subscription Agreements (d)	505,000	–
Steven Morse Esq (e)	105,000	–
Business Capital Providers (c)	336,625	355,441

Total Debt	3,796,625	3,351,283
Current portion of debt	1,196,625	901,283
Long-term portion of debt	$2,600,000	$2,450,000

(a)	In May of 2020, the Companies applied and received Small Business Administration Cares Act loans due to the COVID-19 Pandemic. Each loan carries a five-year term, carrying a one percent interest rate. The loans turn into grants if the funds are use the for the SBA accepted purposes. The window to use the funds for the SBA specific purposes is a twenty-four-week period. If the funds are used for the allotted expenses the loans turn into grants with each loan being forgiven. The Company also received an Economic Injury Disaster Loan from the SBA which carries a thirty-year term, carrying a three point seven five percent interest rate. During second quarter 2021 the Company applied for and received forgiveness for $265,842.

(b)	In October of 2020, the Company entered into an agreement with a vendor to accept $65,000 in full settlement of our payable due. A down payment of $15,000 at the signing of the agreement and five payments of $10,000 each, the loan was paid in full.

(c)

On February 20, 2020, the Company entered into a fourth merchant agreement with Business Capital Providers, Inc. in the amount of $250,000 payable daily at $2,556.82, per payment for the term of 132 business days, loan paid in full.

On June 12, 2020, the Company entered into a fifth merchant agreement with Business Capital Providers, Inc. in the amount of $250,000 payable daily at $2,556.82, per payment for the term of 132 business days, loan paid in full.

On August 11, 2020, the Company entered into a sixth merchant agreement with Business Capital Providers, Inc. in the amount of $250,000 payable daily at $2,556.82, per payment for a term of 132 business days.

On November 25, 2020, the Company entered into a seventh merchant agreement with Business Capital Providers, Inc. in the amount of $310,000 payable daily at $2,700.00, per payment for the term of 155 business days, loan paid in full.

On February 19, 2021, the Company entered into an eight-merchant agreement with Business Capital Providers, Inc. in the amount of $250,000 payable daily at $2,556.82, per payment for the term of 132 business days.

On April 29, 2021, the Company entered into a ninth-merchant agreement with Business Capital Providers, Inc. in the amount of $300,000 payable daily at $2,700.00, per payment for the term of 150 business days.

(d)

On April 14,2021 through June 30, 2021, the Company entered into eleven subscription convertible note agreements totaling $1,057,000, four of the notes included original issue discounts totaling $37,000. During the quarter four of the notes totaling $452,000 were converted to common stock, one note of $100,000 was paid in full.

(e)	On May 10, 2021, the Company received a $100,000 unsecured promissory note plus an origination fee of $5,000 from Steven Morse Esq, with a expiration date of June 7, 2021, it is currently in default.